Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

DWS CROCI® International Fund

The second paragraph in the "CROCI® Investment Process" sub-section under the "PRINCIPAL INVESTMENT STRATEGIES" section of the fund's summary prospectus and in the "CROCI® Investment Process" sub-section under the "PRINCIPAL INVESTMENT STRATEGIES" section of the summary section and the "FUND DETAILS" section of the fund's prospectus is hereby deleted.

All disclosure and references in the "MAIN RISKS" section of the fund's summary prospectus and in the "MAIN RISKS" section of the summary section and the "FUND DETAILS" section of the fund's prospectus to "ESG investing risk" are hereby deleted.

DWS CROCI International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

DWS CROCI® International Fund

The second paragraph in the "CROCI® Investment Process" sub-section under the "PRINCIPAL INVESTMENT STRATEGIES" section of the fund's summary prospectus and in the "CROCI® Investment Process" sub-section under the "PRINCIPAL INVESTMENT STRATEGIES" section of the summary section and the "FUND DETAILS" section of the fund's prospectus is hereby deleted.

All disclosure and references in the "MAIN RISKS" section of the fund's summary prospectus and in the "MAIN RISKS" section of the summary section and the "FUND DETAILS" section of the fund's prospectus to "ESG investing risk" are hereby deleted.